Note 11 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)
Operating Leases, Rent Expense	$ 294,000	$ 285,000
Principal Executive and Administrative Offices [Member]
Area of Real Estate Property | ft²	9,120
Rent Per Month	$ 30,000